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Investor Class Portfolios | Government Portfolio
Government Portfolio

Prospectus Supplement

April 26, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated April 26, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated February 28, 2024

Government Portfolio (the "Fund")
Investor Class

Effective immediately, the maximum expense ratio for the Investor Class of the Fund, pursuant to the expense limitation arrangement, will be decreased. Accordingly, effective immediately, the Fund's Prospectus is hereby amended as follows:

The section of the Prospectus entitled "Fund Summary—Government Portfolio—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Fees and Expenses

The table below describes the expenses that you may pay if you buy, hold and sell Investor Class shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Portfolios Government Portfolio Investor Class
Advisory Fee	0.15%
Distribution and/or Shareholder Service (12b-1) Fee	none
Other Expenses	0.06%
Shareholder Administration Fee	0.10%	[1]
Total Annual Fund Operating Expenses	0.31%	[2]
Fee Waiver and/or Expense Reimbursement	0.03%	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.28%	[2],[3]
[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Investor Class shares in connection with their customers' accounts.
[2]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.28%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[3]	Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement for Investor Class shares.

Example

The example assumes that you invest $10,000 in the Fund's Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Investor Class Portfolios | Government Portfolio | Investor Class | USD ($)	29	97	171	390

Please retain this supplement for future reference.